United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-07797

SUNAMERICA FOCUSED SERIES, INC.

(Exact name of registrant as specified in charter)

Harborside Financial Center

3200 Plaza 5

Jersey City, NJ 07311

(Address of principal executive offices)(Zip code)

John T. Genoy

Senior Vice President

AIG SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

Item 1. Schedule of Investments.

FOCUSED EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES#— 100.3%
Domestic Equity Investment Companies — 92.4%
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	1,665,082	$10,506,666
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	746,347	7,493,325
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	1,498,185	21,184,331
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,827,648	21,493,142
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	1,533,989	10,400,447
SunAmerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A†	2,982,818	21,535,946
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A†	3,076,282	20,641,852
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A†	2,242,328	20,337,914
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	3,307,995	30,863,597
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	2,390,693	21,396,705
Total Domestic Equity Investment Companies (cost $259,999,412)		185,853,925
Fixed Income Investment Companies — 3.0%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	516,122	5,987,012
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	2,348	23,270
Total Fixed Income Investment Companies (cost $6,034,562)		6,010,282
International Equity Investment Companies — 4.9%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $19,473,768)	1,227,996	9,848,525
Total Long-Term Investment Companies (cost $285,507,742) (1)	100.3%	201,712,732
Liabilities in excess of other assets	(0.3)	(585,961)
NET ASSETS	100.0%	$201,126,771

@

The Focused Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED MULTI-ASSET STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.3%
Alternative Strategies Investment Companies — 21.0%
AIG Series Trust SunAmerica Alternative Strategies Fund, Class A † (cost $93,000,000)	9,300,000	$84,723,000
Domestic Equity Investment Companies — 40.3%
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A †	1,833,148	21,557,815
SunAmerica Focused Series, Inc. Focused Large-Cap Value Portfolio, Class A	2,687,877	18,223,804
SunAmerica Focused Series, Inc. Focused Mid-Cap Growth Portfolio, Class A†	2,964,385	21,402,857
SunAmerica Focused Series, Inc. Focused Mid-Cap Value Portfolio, Class A †	2,859,332	19,186,116
SunAmerica Focused Series, Inc. Focused Small-Cap Growth Portfolio, Class A †	2,299,051	20,852,394
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	2,211,374	20,632,122
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A †	5,837,630	40,980,161
Total Domestic Equity Investment Companies (cost $312,898,422)		162,835,269
Fixed Income Investment Companies — 19.2%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	3,260,942	37,826,926
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	14,314,213	39,507,227
Total Fixed Income Investment Companies (cost $86,264,530)		77,334,153
International Equity Investment Companies — 19.8%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A	4,921,158	39,467,688
SunAmerica Equity Funds SunAmerica International Small-Cap Fund, Class A	6,788,323	40,594,171
Total International Equity Investment Companies (cost $112,260,519)		80,061,859
Total Long-Term Investment Companies (cost $604,423,471) (1)	100.3%	404,954,281
Liabilities in excess of other assets	(0.3)	(1,059,761)
NET ASSETS	100.0%	$403,894,520

@

The Focused Multi-Asset Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED BALANCED STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.3%
Alternative Strategies Investment Companies — 26.1%
AIG Series Trust SunAmerica Alternative Strategies Fund, Class A† (cost $61,000,000)	6,100,000	$55,571,000
Domestic Equity Investment Companies — 44.6%
SunAmerica Focused Series, Inc. Focused Dividend Strategy Portfolio, Class A	2,381,340	15,026,252
SunAmerica Focused Series, Inc. Focused Growth and Income Portfolio, Class A†	1,647,160	16,537,483
SunAmerica Focused Series, Inc. Focused Growth Portfolio, Class A†	791,333	11,189,454
SunAmerica Focused Series, Inc. Focused Large-Cap Growth Portfolio, Class A†	1,819,259	21,394,483
SunAmerica Focused Series, Inc. Focused Small-Cap Value Portfolio, Class A	2,259,406	21,080,260
SunAmerica Focused Series, Inc. Focused Value Portfolio, Class A	1,092,530	9,778,140
Total Domestic Equity Investment Companies (cost $140,523,458)		95,006,072
Fixed Income Investment Companies — 24.8%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	4,547,120	52,746,595
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	58,828	162,365
Total Fixed Income Investment Companies (cost $51,425,233)		52,908,960
International Equity Investment Companies — 4.8%
SunAmerica Equity Funds SunAmerica International Equity Fund, Class A (cost $21,373,559)	1,275,811	10,232,005
Total Long-Term Investment Companies (cost $274,322,250)(1)	100.3%	213,718,037
Liabilities in excess of other assets	(0.3)	(684,299)
NET ASSETS	100.0%	$213,033,738

@

The Focused Balanced Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report.  Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME AND EQUITY STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES# — 100.8%
Domestic Equity Investment Companies — 29.5%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A† (cost $17,520,968)	1,494,154	$10,488,960
Fixed Income Investment Companies — 71.3%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	933,529	10,828,941
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	1,458,355	14,452,295
Total Fixed Income Investment Companies (cost $24,388,096)		25,281,236
Total Long-Term Investment Companies (cost $41,909,064)(1)	100.8%	35,770,196
Liabilities in excess of other assets	(0.8)	(299,197)
NET ASSETS	100.0%	$35,470,999

@

The Focused Fixed Income and Equity Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED FIXED INCOME STRATEGY PORTFOLIO@

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 1)
AFFILIATED INVESTMENT COMPANIES#— 101.1%
Domestic Equity Investment Companies — 9.8%
SunAmerica Focused Series, Inc. Focused StarALPHA Portfolio, Class A† (cost $3,029,220)	285,567	$2,004,680
Fixed Income Investment Companies — 91.3%
SunAmerica Income Funds SunAmerica GNMA Fund, Class A	722,413	8,379,986
SunAmerica Income Funds SunAmerica Strategic Bond Fund, Class A	754,432	2,082,233
SunAmerica Income Funds SunAmerica U.S. Government Securities Fund, Class A	826,227	8,187,910
Total Fixed Income Investment Companies (cost $18,300,189)		18,650,129
Total Long-Term Investment Companies (cost $21,329,409) (1)	101.1%	20,654,809
Liabilities in excess of other assets	(1.1)	(224,264)
NET ASSETS	100.0%	$20,430,545

@

The Focused Fixed Income Strategy Portfolio invests in various SunAmerica Mutual Funds, some of which are not presented in this report. Additional information on the underlying funds is available on our website, www.sunamericafunds.com.

#	See Note 3
†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 88.4%
Aerospace/Defense-Equipment — 2.1%
United Technologies Corp.	162,491	$7,797,943
Agricultural Chemicals — 2.4%
Monsanto Co.	116,001	8,823,036
Applications Software — 1.9%
Microsoft Corp.	417,000	7,130,700
Beverages-Non-alcoholic — 4.3%
PepsiCo, Inc.	318,376	15,992,026
Commercial Services-Finance — 2.9%
Visa, Inc., Class A	219,258	10,820,382
Computers — 6.0%
Apple, Inc.†	72,100	6,498,373
Hewlett-Packard Co.	197,817	6,874,141
International Business Machines Corp.	61,300	5,618,145
Research In Motion, Ltd.†	60,365	3,344,221
		22,334,880
Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	97,717	5,325,576
Data Processing/Management — 0.9%
Fiserv, Inc.†	107,400	3,409,950
Diversified Banking Institutions — 0.7%
JPMorgan Chase & Co.	107,500	2,742,325
Electronic Components-Semiconductors — 2.7%
Broadcom Corp., Class A†	137,174	2,174,208
Intel Corp.	600,626	7,748,075
		9,922,283
Electronic Forms — 0.7%
Adobe Systems, Inc.†	130,404	2,518,101
Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.†	101,761	1,839,839
Electronics-Military — 3.8%
L-3 Communications Holdings, Inc.	179,352	14,172,395
Enterprise Software/Service — 2.2%
Oracle Corp.†	492,000	8,280,360
Finance-Investment Banker/Broker — 1.0%
The Charles Schwab Corp.	263,100	3,575,529
Finance-Other Services — 0.3%
CME Group, Inc.	5,968	1,037,895
Instruments-Scientific — 3.3%
Thermo Fisher Scientific, Inc.†	343,982	12,359,273
Internet Security — 0.6%
McAfee, Inc.†	69,300	2,112,957
Medical Instruments — 1.0%
Medtronic, Inc.	107,400	3,596,826
Medical Products — 3.9%
Baxter International, Inc.	81,200	4,762,380
Johnson & Johnson	65,300	3,767,157
Zimmer Holdings, Inc.†	162,779	5,925,156
		14,454,693
Medical-Biomedical/Gene — 7.4%
Amgen, Inc.†	64,400	3,532,340
Celgene Corp.†	101,800	5,390,310
Genentech, Inc.†	93,600	7,604,064
Gilead Sciences, Inc.†	212,900	10,808,933
		27,335,647
Medical-Drugs — 1.4%
Abbott Laboratories	97,100	5,383,224
Medical-Generic Drugs — 1.3%
Mylan, Inc.†	434,192	4,919,395
Medical-HMO — 4.3%
UnitedHealth Group, Inc.	567,567	16,079,173
Multimedia — 2.1%
Time Warner, Inc.	831,282	7,755,861
Networking Products — 2.0%
Cisco Systems, Inc.†	500,000	7,485,000
Oil & Gas Drilling — 2.2%
Transocean, Ltd.†	151,996	8,302,022
Oil Companies-Exploration & Production — 3.2%
XTO Energy, Inc.	315,840	11,714,506
Oil-Field Services — 1.0%
Schlumberger, Ltd.	92,723	3,784,026
Retail-Discount — 1.6%
Wal-Mart Stores, Inc.	125,100	5,894,712
Retail-Drug Store — 3.9%
CVS Caremark Corp.	536,136	14,411,336
Retail-Office Supplies — 3.1%
Staples, Inc.	717,745	11,440,855
Retail-Restaurants — 1.2%
McDonald’s Corp.	74,900	4,345,698
Semiconductor Equipment — 0.5%
ASML Holding NV	113,100	1,870,674
Telecom Equipment-Fiber Optics — 0.5%
Corning, Inc.	188,515	1,905,887
Telephone-Integrated — 0.5%
AT&T, Inc.	73,300	1,804,646
Transport-Rail — 1.0%
Union Pacific Corp.	87,300	3,822,867
Web Portals/ISP — 4.2%
Google, Inc., Class A†	46,005	15,574,073
Wireless Equipment — 2.6%
QUALCOMM, Inc.	274,700	9,490,885
X-Ray Equipment — 1.8%
Hologic, Inc.†	562,732	6,634,610
Total Common Stock (cost $456,639,034)		328,202,066

EXCHANGE-TRADED FUNDS — 5.7%
Sector Fund - Financial Services — 1.0%
Financial Select Sector SPDR Fund	400,000	3,696,000
Index Fund — 4.7%
iShares Russell 1000 Growth Index Fund	500,000	17,550,000
Total Exchange-Traded Funds (cost $19,401,870)		21,246,000
Total Long-Term Investment Securities (cost $476,040,904)		349,448,066
REPURCHASE AGREEMENT — 4.3%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $15,956,000)	$15,956,000	15,956,000
TOTAL INVESTMENTS (cost $491,996,904) (2)	98.4%	365,404,066
Other assets less liabilities	1.6	5,883,723
NET ASSETS	100.0%	$371,287,789

†	Non-income producing security
(1)	See Note 2 for details on Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009— (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 91.3%
Agricultural Chemicals — 2.4%
Monsanto Co.	52,420	$3,987,065
Agricultural Operations — 4.5%
Bunge, Ltd.	173,465	7,448,587
Banks-Super Regional — 0.5%
Wells Fargo & Co.	44,100	833,490
Brewery — 3.0%
Anheuser-Busch InBev NV(1)	195,480	4,972,481
Cellular Telecom — 1.2%
America Movil SAB de CV, Series L ADR	66,160	1,886,222
Commercial Services — 2.3%
Iron Mountain, Inc.†	181,388	3,711,198
Computers — 12.9%
Apple, Inc.†	138,423	12,476,065
Research In Motion, Ltd.†	156,580	8,674,532
		21,150,597
Diversified Banking Institutions — 3.5%
JPMorgan Chase & Co.	184,715	4,712,080
The Goldman Sachs Group, Inc.	13,380	1,080,167
		5,792,247
Diversified Minerals — 2.4%
Cia Vale do Rio Doce ADR	272,845	3,849,843
Engineering/R&D Services — 4.4%
ABB, Ltd. ADR	552,730	7,213,126
Enterprise Software/Service — 4.7%
Oracle Corp.†	458,765	7,721,015
Finance-Other Services — 1.5%
CME Group, Inc.	14,270	2,481,696
Insurance-Multi-line — 0.9%
ACE, Ltd.	33,585	1,466,321
Medical Instruments — 3.1%
Intuitive Surgical, Inc.†	49,448	5,104,517
Medical-Biomedical/Gene — 16.6%
Celgene Corp.†	226,643	12,000,747
Genentech, Inc.†	17,710	1,438,760
Gilead Sciences, Inc.†	272,862	13,853,204
		27,292,711
Medical-HMO — 2.3%
UnitedHealth Group, Inc.	133,570	3,784,038
Multimedia — 1.2%
News Corp., Class A	295,170	1,886,136
Networking Products — 4.3%
Cisco Systems, Inc.†	466,480	6,983,206
Retail-Drug Store — 6.1%
CVS Caremark Corp.	372,578	10,014,897
Retail-Restaurants — 5.2%
Chipotle Mexican Grill, Inc., Class A†	180,075	8,600,382
Telecom Equipment-Fiber Optics — 1.6%
Corning, Inc.	255,090	2,578,960
Telecom Services — 1.0%
Amdocs, Ltd.†	100,110	1,693,861
Transport-Services — 1.3%
United Parcel Service, Inc., Class B	50,140	2,130,449
Web Portals/ISP — 4.4%
Google, Inc., Class A†	21,450	7,261,468
Total Long-Term Investment Securities (cost $210,785,337)		149,844,513
SHORT-TERM INVESTMENT SECURITIES — 9.5%
U.S. Government Agencies — 9.5%
Federal Home Loan Bank Disc. Notes 0.01% due 02/02/09 (cost $15,599,996)	$15,600,000	15,599,996
TOTAL INVESTMENTS (cost $226,385,333)(2)	100.8%	165,444,509
Liabilities in excess of other assets	(0.8)	(1,282,959)
NET ASSETS	100.0%	$164,161,550

†		Non-income producing security
(1)		Security was valued using fair value procedures at January 31, 2009. See Note 2 regarding fair value pricing procedures for foreign equity securities.
(2)		See Note 4 for cost of investments on a tax basis.
ADR	—	American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED MID-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 99.1%
Applications Software — 1.9%
Check Point Software Technologies, Ltd.†	39,950	$905,667
Banks-Fiduciary — 2.6%
Northern Trust Corp.	22,200	1,276,944
Beverages-Wine/Spirits — 1.0%
Central European Distribution Corp.†	39,250	474,925
Broadcast Services/Program — 2.6%
Discovery Communications, Inc., Class A†	88,225	1,279,262
Cellular Telecom — 1.3%
NII Holdings, Inc.†	32,050	621,770
Chemicals-Diversified — 1.8%
FMC Corp.	19,200	856,704
Computer Services — 2.5%
IHS, Inc., Class A†	27,600	1,208,880
Consulting Services — 1.2%
Hill International, Inc.†	107,300	590,150
Consumer Products-Misc. — 2.0%
Tupperware Brands Corp.	47,600	978,656
Data Processing/Management — 2.3%
Fiserv, Inc.†	35,450	1,125,538
Diagnostic Equipment — 1.5%
Cepheid, Inc.†	96,100	714,984
Dialysis Centers — 2.9%
DaVita, Inc.†	29,950	1,407,650
Distribution/Wholesale — 3.4%
Genuine Parts Co.	19,850	635,597
LKQ Corp.†	89,650	1,035,457
		1,671,054
Electric-Integrated — 2.6%
Northeast Utilities	54,200	1,289,960
Electric-Transmission — 2.3%
ITC Holdings Corp.	27,150	1,139,757
Electronic Components-Semiconductors — 2.1%
Microchip Technology, Inc.	53,950	1,023,432
Electronic Measurement Instruments — 2.5%
Itron, Inc.†	18,600	1,214,580
Enterprise Software/Service — 2.8%
Sybase, Inc.†	50,650	1,383,251
Entertainment Software — 1.7%
Activision Blizzard, Inc.†	96,950	849,282
Food-Baking — 1.5%
Flowers Foods, Inc.	33,800	726,362
Food-Confectionery — 1.3%
The J.M. Smucker Co.	13,650	616,298
Hazardous Waste Disposal — 2.3%
Stericycle, Inc.†	23,000	1,125,160
Industrial Gases — 3.4%
Airgas, Inc.	22,950	810,364
Praxair, Inc.	14,000	871,640
		1,682,004
Instruments-Controls — 2.1%
Mettler Toledo International, Inc.†	15,800	1,051,964
Instruments-Scientific — 2.1%
Thermo Fisher Scientific, Inc.†	28,250	1,015,023
Internet Infrastructure Software — 2.1%
Akamai Technologies, Inc.†	77,050	1,038,634
Internet Security — 1.6%
McAfee, Inc.†	26,450	806,461
Medical Products — 2.6%
West Pharmaceutical Services, Inc.	38,350	1,273,987
Metal Processors & Fabrication — 1.9%
Kaydon Corp.	33,350	907,120
Oil Companies-Exploration & Production — 1.4%
Southwestern Energy Co.†	21,000	664,650
Oil-Field Services — 1.2%
Oceaneering International, Inc.†	17,500	603,050
Pipelines — 2.8%
Enbridge, Inc.	41,650	1,366,120
Private Corrections — 2.2%
Corrections Corp. of America†	78,150	1,076,907
Quarrying — 1.0%
Compass Minerals International, Inc.	8,500	511,445
Real Estate Investment Trusts — 2.5%
Corporate Office Properties Trust	45,650	1,204,247
Retail-Apparel/Shoe — 0.6%
Guess?, Inc.	18,250	293,643
Retail-Auto Parts — 3.1%
O’Reilly Automotive, Inc.†	51,750	1,504,372
Retail-Restaurants — 3.2%
Burger King Holdings, Inc.	69,450	1,545,262
Schools — 2.4%
New Oriental Education & Technology Group, Inc. ADR†	24,350	1,164,904
Soap & Cleaning Preparation — 1.8%
Church & Dwight Co., Inc.	16,450	875,634
Steel Pipe & Tube — 1.7%
Valmont Industries, Inc.	20,500	831,890
Superconductor Product & Systems — 1.9%
American Superconductor Corp.†	57,850	936,013
Therapeutics — 2.2%
BioMarin Pharmaceutical, Inc.†	56,200	1,082,412
Tools-Hand Held — 1.9%
Snap-On, Inc.	30,500	920,490
Transactional Software — 3.2%
Solera Holdings, Inc.†	65,650	1,581,508
Transport-Rail — 1.5%
Kansas City Southern†	41,400	751,824
Wireless Equipment — 2.6%
American Tower Corp., Class A†	41,350	1,254,559
Total Long-Term Investment Securities (cost $66,454,025)		48,424,389

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Time Deposit — 1.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $673,000)	$673,000	673,000
TOTAL INVESTMENTS (cost $67,127,025)(1)	100.5%	49,097,389
Liabilities in excess of other assets	(0.5)	(243,521)
NET ASSETS	100.0%	$48,853,868

†		Non-income producing security
(1)		See Note 4 for cost of investments on a tax basis.
ADR	—	American Depository Receipt

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares	Market Value (Note 1)
COMMON STOCK — 101.1%
Apparel Manufacturers — 2.3%
Under Armour, Inc., Class A†	150,000	$2,775,000
Auction House/Art Dealers — 2.5%
Ritchie Bros. Auctioneers, Inc.	160,300	2,943,108
Banks-Commercial — 0.5%
SVB Financial Group†	30,000	623,100
Casino Hotels — 1.8%
Wynn Resorts, Ltd.†	70,000	2,105,600
Commercial Services — 2.1%
CoStar Group, Inc.†	86,000	2,547,320
Commercial Services-Finance — 5.2%
Bankrate, Inc.†	100,000	3,336,000
Morningstar, Inc.†	66,667	2,311,345
Riskmetrics Group, Inc.†	42,100	541,406
		6,188,751
Computer Aided Design — 0.5%
Ansys, Inc.†	24,000	596,640
Consulting Services — 1.7%
Gartner, Inc.†	140,000	1,982,400
Decision Support Software — 3.0%
MSCI, Inc., Class A†	209,000	3,628,240
Distribution/Wholesale — 2.4%
LKQ Corp.†	251,000	2,899,050
Engineering/R&D Services — 3.0%
Aecom Technology Corp.†	140,000	3,543,400
Finance-Investment Banker/Broker — 1.9%
Jefferies Group, Inc.	200,000	2,308,000
Food-Misc. — 4.6%
Ralcorp Holdings, Inc.†	94,000	5,566,680
Hotel/Motels — 4.7%
Choice Hotels International, Inc.	215,800	5,679,856
Insurance-Property/Casualty — 5.5%
Arch Capital Group, Ltd.†	110,000	6,616,500
Investment Management/Advisor Services — 0.8%
Cohen & Steers, Inc.	90,000	972,000
Machine Tools & Related Products — 1.9%
Kennametal, Inc.	140,000	2,245,600
Medical Instruments — 7.2%
Edwards Lifesciences Corp.†	150,000	8,623,500
Medical-Biomedical/Gene — 1.1%
Charles River Laboratories International, Inc.†	55,000	1,342,550
Medical-HMO — 4.2%
AMERIGROUP Corp.†	180,000	5,034,600
Oil & Gas Drilling — 2.5%
Helmerich & Payne, Inc.	135,000	3,032,100
Oil Companies-Exploration & Production — 3.4%
Encore Acquisition Co.†	150,000	4,077,000
Oil-Field Services — 5.2%
Core Laboratories NV	35,000	2,351,650
SEACOR Holdings, Inc.†	60,000	3,902,400
		6,254,050
Racetracks — 3.3%
Penn National Gaming, Inc.†	210,000	3,916,500
Retail-Apparel/Shoe — 0.6%
J Crew Group, Inc.†	72,000	720,000
Retail-Automobile — 1.6%
Penske Auto Group, Inc.	250,000	1,855,000
Retail-Catalog Shopping — 3.0%
MSC Industrial Direct Co., Inc., Class A	105,000	3,597,300
Retail-Restaurants — 1.8%
Sonic Corp.†	220,000	2,142,800
Retail-Sporting Goods — 1.8%
Dick’s Sporting Goods, Inc.†	200,000	2,202,000
Schools — 5.4%
DeVry, Inc.	120,000	6,429,600
Soap & Cleaning Preparation — 4.2%
Church & Dwight Co., Inc.	95,000	5,056,850
Textile-Home Furnishings — 1.3%
Mohawk Industries, Inc.†	50,000	1,605,500
Transport-Rail — 3.6%
Genesee & Wyoming, Inc., Class A†	159,000	4,320,030
Transport-Services — 4.1%
C.H. Robinson Worldwide, Inc.	106,000	4,873,880
Veterinary Diagnostics — 2.4%
VCA Antech, Inc.†	151,000	2,841,820
Total Long-Term Investment Securities (cost $144,571,052)		121,146,325
TOTAL INVESTMENTS (cost $144,571,052)(1)	101.1%	121,146,325
Liabilities in excess of other assets	(1.1)	(1,327,901)
NET ASSETS	100.0%	$119,818,424

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED LARGE-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 94.9%
Aerospace/Defense-Equipment — 3.1%
United Technologies Corp.	50,000	$2,399,500
Applications Software — 3.3%
Microsoft Corp.	150,000	2,565,000
Banks-Fiduciary — 1.5%
State Street Corp.	50,000	1,163,500
Banks-Super Regional — 4.4%
US Bancorp	100,000	1,484,000
Wells Fargo & Co.	100,000	1,890,000
		3,374,000
Cosmetics & Toiletries — 3.6%
Procter & Gamble Co.	50,000	2,725,000
Diversified Banking Institutions — 5.5%
Bank of America Corp.	150,000	987,000
Citigroup, Inc.	200,000	710,000
JPMorgan Chase & Co.	100,000	2,551,000
		4,248,000
Diversified Manufacturing Operations — 6.7%
General Electric Co.	150,000	1,819,500
Honeywell International, Inc.	100,000	3,281,000
		5,100,500
Electric-Integrated — 5.9%
FPL Group, Inc.	50,000	2,577,500
PG&E Corp.	50,000	1,933,500
		4,511,000
Enterprise Software/Service — 2.2%
Oracle Corp.†	100,000	1,683,000
Food-Misc. — 8.4%
H.J. Heinz Co.	100,000	3,650,000
Kraft Foods, Inc., Class A	100,000	2,805,000
		6,455,000
Medical Products — 3.8%
Johnson & Johnson	50,000	2,884,500
Medical-Drugs — 7.5%
Merck & Co., Inc.	100,000	2,855,000
Pfizer, Inc.	200,000	2,916,000
		5,771,000
Medical-HMO — 3.7%
UnitedHealth Group, Inc.	100,000	2,833,000
Multimedia — 6.5%
The Walt Disney Co.	150,000	3,102,000
Time Warner, Inc.	200,000	1,866,000
		4,968,000
Oil Companies-Integrated — 16.2%
Chevron Corp.	50,000	3,526,000
ConocoPhillips	50,000	2,376,500
Exxon Mobil Corp.	50,000	3,824,000
Marathon Oil Corp.	100,000	2,723,000
		12,449,500
Retail-Discount — 2.0%
Target Corp.	50,000	1,560,000
Retail-Drug Store — 3.5%
CVS Caremark Corp.	100,000	2,688,000
Telephone-Integrated — 7.1%
AT&T, Inc.	100,000	2,462,000
Verizon Communications, Inc.	100,000	2,987,000
		5,449,000
Total Long-Term Investment Securities (cost $90,123,457)		72,827,500

REPURCHASE AGREEMENT — 3.2%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $2,423,000)	$2,423,000	2,423,000

TOTAL INVESTMENTS (cost $92,546,457) (2)	98.1%	75,250,500
Other assets less liabilities	1.9	1,443,776
NET ASSETS	100.0%	$76,694,276

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 88.6%
Agricultural Chemicals — 2.0%
Potash Corp. of Saskatchewan, Inc.	53,049	$3,971,248
Airport Development/Maintenance — 3.2%
Beijing Capital International Airport Co., Ltd (1).	14,472,000	6,356,674
Banks-Commercial — 1.0%
HDFC Bank, Ltd.	17,405	1,003,572
ICICI Bank, Ltd. ADR	62,524	1,030,396
		2,033,968
Banks-Fiduciary — 6.1%
Northern Trust Corp.	71,683	4,123,206
State Street Corp.	166,897	3,883,693
The Bank of New York Mellon Corp.	155,873	4,012,171
		12,019,070
Brewery — 3.0%
Tsingtao Brewery Co., Ltd. (1)	3,048,000	5,797,242
Casino Hotels — 0.3%
MGM Mirage†	67,700	541,600
Commercial Services-Finance — 6.7%
Mastercard, Inc., Class A	47,816	6,492,456
Visa, Inc., Class A	132,510	6,539,369
		13,031,825
Data Processing/Management — 3.1%
Broadridge Financial Solutions, Inc.	453,717	6,120,642
Decision Support Software — 0.8%
MSCI, Inc., Class A†	90,930	1,578,545
Diversified Financial Services — 3.5%
IntercontinentalExchange, Inc.†	121,162	6,897,753
Diversified Minerals — 3.8%
Anglo American PLC ADR	393,110	3,549,783
BHP Billiton, Ltd. ADR	104,029	3,905,249
		7,455,032
Diversified Operations — 1.2%
Icahn Enterprises LP†	37,331	1,272,987
Leucadia National Corp.†	69,000	1,098,480
		2,371,467
Finance-Investment Banker/Broker — 0.6%
LaBranche & Co., Inc.†	161,137	1,105,400
Finance-Other Services — 12.8%
CME Group, Inc.	29,802	5,182,866
Hong Kong Exchanges & Clearing, Ltd. (1)	821,400	7,048,535
NYSE Euronext	262,982	5,785,604
The NASDAQ OMX Group, Inc.†	318,715	6,954,361
		24,971,366
Independent Power Producers — 3.1%
Calpine Corp.†	265,018	1,963,783
Dynegy, Inc., Class A†	485,873	1,025,192
Mirant Corp.†	59,560	1,022,645
NRG Energy, Inc.†	43,909	1,025,714
Reliant Energy, Inc.†	192,550	980,080
		6,017,414
Insurance-Reinsurance — 2.1%
Berkshire Hathaway, Inc., Class B†	1,362	4,071,018
Investment Companies — 0.7%
Urbana Corp., Class A†	1,100,000	1,345,566
Investment Management/Advisor Services — 0.2%
U.S. Global Investors, Inc., Class A	75,171	375,103
Metal-Diversified — 3.2%
Freeport-McMoRan Copper & Gold, Inc.	156,004	3,921,940
Rio Tinto PLC ADR	26,237	2,276,060
		6,198,000
Oil Companies-Exploration & Production — 11.0%
Canadian Natural Resources, Ltd.	178,637	6,393,784
Canadian Oil Sands Trust	206,095	3,142,896
CNOOC, Ltd. ADR	23,842	2,051,366
EnCana Corp.	137,961	6,117,191
Nexen, Inc.	138,543	2,008,873
Penn West Energy Trust	168,909	1,908,672
		21,622,782
Oil Companies-Integrated — 5.7%
China Petroleum & Chemical Corp. ADR	37,618	2,033,629
Imperial Oil, Ltd.	65,108	2,063,924
PetroChina Co., Ltd. ADR	27,687	2,042,470
Suncor Energy, Inc.	258,703	4,959,924
		11,099,947
Oil-U.S. Royalty Trusts — 0.2%
Texas Pacific Land Trust	13,800	324,300
Real Estate Investment Trusts — 2.1%
The Link REIT (1)	2,251,000	4,206,178
Real Estate Operations & Development — 0.8%
Brookfield Asset Management, Inc., Class A	102,393	1,615,762
Retail-Major Department Stores — 3.0%
Sears Holdings Corp.†	145,312	5,946,167
Transport-Rail — 8.4%
Burlington Northern Santa Fe Corp.	58,828	3,897,355
CSX Corp.	129,502	3,750,378
Guangshen Railway Co., Ltd. ADR	30,482	484,969
Norfolk Southern Corp.	108,592	4,165,589
Union Pacific Corp.	92,795	4,063,493
		16,361,784
Total Common Stock (cost $260,117,154)		173,435,853
EXCHANGE-TRADED FUNDS — 4.5%
Sector Fund - Precious Metals — 4.5%
Market Vectors Gold Miners ETF (cost $5,607,922)	258,150	8,836,474

Total Long-Term Investment Securities (cost $265,725,076)		182,272,327
REPURCHASE AGREEMENT — 21.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.01%, dated 01/30/09, to be repurchased 02/02/09 in the amount of $42,181,035 and collateralized by $42,335,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 3.38% due 03/05/10 and having an approximate value of $43,025,061 (cost $42,181,000)	$42,181,000	42,181,000

TOTAL INVESTMENTS (cost $307,906,076) (2)	114.6%	224,453,327
Liabilities in excess of other assets	(14.6)	(28,596,461)
NET ASSETS	100.0%	$195,856,866

†		Non-income producing security
(1)		Security was valued using fair value procedures at January 31, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)		See Note 4 for cost of investments on a tax basis.
ADR	—	American Depository Receipt
ETF	—	Exchange-Traded Fund
REIT	—	Real Estate Investment Trust

See Notes to Portfolio of Investments

FOCUSED MID-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 101.1%
Apparel Manufacturers — 1.9%
Maidenform Brands, Inc.†	92,000	$823,400
Building Products-Cement — 2.7%
Martin Marietta Materials, Inc.	15,000	1,207,800
Building Products-Doors & Windows — 1.3%
Quanex Building Products Corp.	66,000	560,340
Chemicals-Diversified — 0.9%
Solutia, Inc.†	97,000	379,270
Chemicals-Specialty — 7.2%
Ashland, Inc.	98,510	790,050
Cytec Industries, Inc.	53,000	1,083,320
Eastman Chemical Co.	29,000	752,550
OM Group, Inc.†	31,000	600,780
		3,226,700
Computer Services — 5.0%
Cognizant Technology Solutions Corp., Class A†	87,100	1,631,383
Tier Technologies, Inc., Class B†	100,000	580,000
		2,211,383
Consulting Services — 5.2%
LECG Corp.†	230,000	752,100
Stantec, Inc.†	73,000	1,584,100
		2,336,200
Consumer Products-Misc. — 2.1%
CSS Industries, Inc.	62,000	940,540
Data Processing/Management — 2.3%
Fidelity National Information Services, Inc.	65,000	1,034,150
Distribution/Wholesale — 2.6%
WESCO International, Inc.†	63,000	1,160,460
Diversified Manufacturing Operations — 13.8%
Acuity Brands, Inc.	34,523	927,633
Barnes Group, Inc.	90,000	1,017,000
Carlisle Cos., Inc.	55,000	1,026,850
Crane Co.	80,000	1,393,600
Federal Signal Corp.	100,000	675,000
Leggett & Platt, Inc.	54,000	674,460
Lydall, Inc.†	120,000	442,800
		6,157,343
Electronic Components-Misc. — 4.3%
Flextronics International, Ltd.†	477,000	1,244,970
Vishay Intertechnology, Inc.†	230,000	680,800
		1,925,770
Gas-Distribution — 2.2%
Southern Union Co.	76,000	979,640
Home Furnishings — 1.1%
Ethan Allen Interiors, Inc.	41,000	466,990
Hospital Beds/Equipment — 3.0%
Kinetic Concepts, Inc.†	56,000	1,349,600
Human Resources — 1.3%
MPS Group, Inc.†	98,000	592,900
Identification Systems — 2.3%
Checkpoint Systems, Inc.†	115,000	1,029,250
Industrial Automated/Robotic — 1.8%
Rockwell Automation, Inc.	31,000	807,240
Instruments-Scientific — 3.2%
Thermo Fisher Scientific, Inc.†	40,000	1,437,200
Internet Telephone — 3.6%
j2 Global Communications, Inc.†	83,000	1,625,140
Machine Tools & Related Products — 3.0%
Kennametal, Inc.	84,000	1,347,360
Machinery-General Industrial — 2.5%
Albany International Corp., Class A	109,500	1,096,095
Machinery-Print Trade — 0.9%
Zebra Technologies Corp., Class A†	25,000	420,750
Medical Information Systems — 4.0%
IMS Health, Inc.	122,800	1,783,056
Medical-Biomedical/Gene — 1.2%
Charles River Laboratories International, Inc.†	21,000	512,610
Metal-Aluminum — 1.4%
Kaiser Aluminum Corp.	25,000	621,000
Non-Hazardous Waste Disposal — 3.0%
Republic Services, Inc.	51,750	1,338,255
Paper & Related Products — 1.3%
KapStone Paper and Packaging Corp.†	325,000	581,750
Rental Auto/Equipment — 0.9%
RSC Holdings, Inc.†	59,300	421,030
Retail-Apparel/Shoe — 6.1%
Collective Brands, Inc.†	135,000	1,440,450
Foot Locker, Inc.	172,000	1,265,920
		2,706,370
Semiconductor Equipment — 1.4%
Teradyne, Inc.†	132,000	634,920
Telecom Services — 1.0%
NeuStar, Inc., Class A†	31,000	422,220
Telecommunication Equipment — 4.6%
ADTRAN, Inc.	104,554	1,583,993
Plantronics, Inc.	45,400	460,810
		2,044,803
Tools-Hand Held — 2.0%
The Stanley Works	28,000	875,280
Total Long-Term Investment Securities (cost $74,968,997)		45,056,815
SHORT-TERM INVESTMENT SECURITIES — 0.4% Time Deposit — 0.4%

Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $192,000)	$192,000	192,000
TOTAL INVESTMENTS (cost $75,160,997) (1)	101.5%	45,248,815
Liabilities in excess of other assets	(1.5)	(656,951)
NET ASSETS	100.0%	$44,591,864

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED SMALL-CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 90.5%
Airlines — 1.4%
Hawaiian Holdings, Inc.†	500,000	$2,035,000
Banks-Commercial — 3.0%
Prosperity Bancshares, Inc.	154,200	4,171,110
Batteries/Battery Systems — 3.7%
Greatbatch, Inc.†	223,808	5,214,726
Beverages-Non-alcoholic — 2.6%
Heckmann Corp.†	700,000	3,626,000
Coal — 2.0%
Walter Industries, Inc.	150,000	2,766,000
Containers-Metal/Glass — 3.2%
Silgan Holdings, Inc.	96,849	4,439,558
Diversified Operations/Commercial Services — 4.3%
Chemed Corp.	123,619	4,960,830
Volt Information Sciences, Inc.†	200,000	1,066,000
		6,026,830
Electronic Components-Semiconductors — 2.3%
Macrovision Solutions Corp.†	249,461	3,270,434
Engineering/R&D Services — 3.4%
EMCOR Group, Inc.†	155,000	3,191,450
McDermott International, Inc.†	150,000	1,555,500
		4,746,950
Finance-Commercial — 4.0%
CIT Group, Inc.	2,000,000	5,580,000
Food-Misc. — 10.1%
American Italian Pasta Co., Class A†	172,343	4,070,742
Cal-Maine Foods, Inc.	371,069	10,048,548
		14,119,290
Footwear & Related Apparel — 3.0%
Deckers Outdoor Corp.†	80,000	4,179,200
Gas-Distribution — 3.1%
South Jersey Industries, Inc.	115,584	4,311,283
Gold Mining — 5.8%
Yamana Gold, Inc.	1,000,000	8,060,000
Insurance-Property/Casualty — 1.8%
Selective Insurance Group, Inc.	163,899	2,515,850
Insurance-Reinsurance — 2.3%
Validus Holdings, Ltd.	141,796	3,235,785
Oil Companies-Exploration & Production — 4.0%
Petroquest Energy, Inc.†	99,426	629,367
Plains Exploration & Production Co.†	100,000	2,112,000
Swift Energy Co.†	100,000	1,532,000
W&T Offshore, Inc.	100,000	1,257,000
		5,530,367
Oil Field Machinery & Equipment — 0.4%
Mitcham Industries, Inc.†	149,998	542,993
Private Corrections — 2.5%
The Geo Group, Inc.†	232,212	3,436,738
Real Estate Investment Trusts — 6.5%
MFA Mtg. Investments, Inc.	1,000,000	5,730,000
Universal Health Realty Income Trust	108,946	3,333,748
		9,063,748
Silver Mining — 6.4%
Pan American Silver Corp.†	495,000	9,004,050
Telecommunication Equipment — 1.7%
Tellabs, Inc.†	570,000	2,354,100
Telephone-Integrated — 1.1%
Alaska Communications Systems Group, Inc.	180,307	1,505,563
Tobacco — 2.6%
Vector Group, Ltd.	253,867	3,696,303
Toys — 2.7%
Marvel Entertainment, Inc.†	137,635	3,786,339
Transport-Marine — 2.9%
Genco Shipping & Trading, Ltd.	182,035	2,830,644
StealthGas, Inc.	243,447	1,190,456
		4,021,100
Wire & Cable Products — 1.5%
Fushi Copperweld, Inc.†	449,374	2,107,564
Wireless Equipment — 2.2%
Airvana Inc†	604,073	3,074,731
Total Common Stock
(cost $139,152,488)		126,421,612
WARRANTS — 0.7%
Beverages-Non-alcoholic — 0.7%
Heckmann Corp. Expires 11/11/09† (strike price $6.00) (cost $1,857,953)	903,614	948,795
EXCHANGE-TRADED FUNDS — 4.0%
Sector Fund - Financial Services — 4.0%
SPDR KBW Regional Banking ETF (cost $7,032,587)	270,000	5,599,800
Total Long-Term Investment Securities (cost $148,043,028)		132,970,207
REPURCHASE AGREEMENT — 6.8%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $9,539,000)	$9,539,000	9,539,000
TOTAL INVESTMENTS (cost $157,582,028) (2)	102.0%	142,509,207
Liabilities in excess of other assets	(2.0)	(2,811,072)
NET ASSETS	100.0%	$139,698,135

†		Non-income producing security
(1)		See Note 2 for details of Joint Repurchase Agreement.
(2)		See Note 4 for cost of investments on a tax basis.
ETF	—	Exchange-Traded Fund

Open call option contracts written at January 31, 2009 were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at January 31, 2009	Unrealized Appreciation (Depreciation)

Genco Shipping & Trading LTD.	February 2009	$15.55	800	$222,899	$168,000	$54,899

See Notes to Portfolio of Investments

FOCUSED GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 100.2%
Aerospace/Defense — 2.3%
Raytheon Co.	61,000	$3,087,820
Applications Software — 2.0%
Compuware Corp.†	414,000	2,691,000
Banks-Super Regional — 1.3%
Capital One Financial Corp.	111,000	1,758,240
Commercial Services-Finance — 1.4%
Global Payments, Inc.	54,000	1,874,340
Computer Services — 4.5%
Accenture, Ltd., Class A	101,000	3,187,560
Affiliated Computer Services, Inc., Class A†	66,000	3,026,760
		6,214,320
Computers — 3.0%
Hewlett-Packard Co.	119,000	4,135,250
Containers-Metal/Glass — 0.3%
Crown Holdings, Inc.†	23,000	431,250
Cosmetics & Toiletries — 0.2%
Procter & Gamble Co.	5,000	272,500
Disposable Medical Products — 1.3%
C.R. Bard, Inc.	21,000	1,796,970
Diversified Manufacturing Operations — 1.9%
Dover Corp.	94,000	2,658,320
Electronic Components-Semiconductors — 8.1%
Altera Corp.	181,000	2,783,780
Broadcom Corp., Class A†	171,000	2,710,350
LSI Corp.†	437,000	1,389,660
QLogic Corp.†	234,000	2,648,880
Xilinx, Inc.	94,000	1,583,900
		11,116,570
Electronic Design Automation — 2.1%
Synopsys, Inc.†	154,000	2,849,000
Insurance-Life/Health — 1.7%
Unum Group	167,000	2,364,720
Insurance-Reinsurance — 1.6%
RenaissanceRe Holdings, Ltd.	50,000	2,234,500
Internet Security — 2.5%
Symantec Corp.†	220,000	3,372,600
Machinery-General Industrial — 1.0%
Gardner Denver, Inc.†	61,000	1,327,970
Medical Instruments — 1.2%
Edwards Lifesciences Corp.†	28,000	1,609,720
Medical-Biomedical/Gene — 2.9%
Amgen, Inc.†	72,000	3,949,200
Medical-Drugs — 5.5%
Eli Lilly & Co.	93,000	3,424,260
Pfizer, Inc.	280,000	4,082,400
		7,506,660
Medical-HMO — 2.4%
WellPoint, Inc.†	80,000	3,316,000
Medical-Hospitals — 4.1%
LifePoint Hospitals, Inc.†	127,000	2,862,580
Universal Health Services, Inc., Class B	73,000	2,763,050
		5,625,630
Non-Hazardous Waste Disposal — 1.2%
Waste Management, Inc.	53,000	1,653,070
Oil & Gas Drilling — 1.8%
ENSCO International, Inc.	89,000	2,435,040
Oil Companies-Exploration & Production — 5.8%
Anadarko Petroleum Corp.	30,000	1,102,200
Apache Corp.	42,000	3,150,000
Occidental Petroleum Corp.	67,000	3,654,850
		7,907,050
Oil Companies-Integrated — 16.1%
Chevron Corp.	76,000	5,359,520
ConocoPhillips	85,000	4,040,050
Exxon Mobil Corp.	127,000	9,712,960
Murphy Oil Corp.	67,000	2,960,060
		22,072,590
Pharmacy Services — 4.1%
Express Scripts, Inc.†	51,000	2,741,760
Omnicare, Inc.	103,000	2,879,880
		5,621,640
Retail-Apparel/Shoe — 2.0%
Ross Stores, Inc.	93,000	2,736,060
Retail-Auto Parts — 2.2%
AutoZone, Inc.†	23,000	3,056,470
Retail-Discount — 4.9%
Big Lots, Inc.†	138,000	1,856,100
BJ’s Wholesale Club, Inc.†	72,000	2,064,960
Dollar Tree, Inc.†	67,000	2,861,570
		6,782,630
Retail-Restaurants — 1.8%
Panera Bread Co., Class A†	54,000	2,536,920
Steel-Producers — 1.1%
Reliance Steel & Aluminum Co.	71,000	1,571,230
Telephone-Integrated — 3.1%
Verizon Communications, Inc.	142,000	4,241,540
Toys — 1.8%
Hasbro, Inc.	102,000	2,461,260
Transport-Services — 1.0%
Ryder System, Inc.	39,000	1,317,420
Vitamins & Nutrition Products — 2.0%
Herbalife, Ltd.	134,000	2,748,340
Total Long-Term Investment Securities (cost $185,374,788)		137,333,840
SHORT-TERM INVESTMENT SECURITIES — 0.3%
Time Deposit — 0.3%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $358,000)	$358,000	358,000
TOTAL INVESTMENTS (cost $185,732,788)(1)	100.5%	137,691,840
Liabilities in excess of other assets	(0.5)	(651,814)
NET ASSETS	100.0%	$137,040,026

†	Non-income producing security
(1)	See Note 4 for cost of investment on a tax basis.

See Notes to Portfolio of Investments

FOCUSED TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 89.5%
Applications Software — 10.9%
Check Point Software Technologies, Ltd.†	39,600	$897,732
Intuit, Inc.†	24,500	554,925
Microsoft Corp.	53,000	906,300
Nuance Communications, Inc.†	75,200	741,472
Salesforce.com, Inc.†	12,790	340,342
		3,440,771
Commercial Services-Finance — 3.3%
Heartland Payment Systems, Inc.	19,200	174,144
Visa, Inc., Class A	17,600	868,560
		1,042,704
Computer Aided Design — 0.6%
Aspen Technology, Inc.†	26,445	177,181
Computer Services — 5.5%
Accenture, Ltd., Class A	23,900	754,284
Cognizant Technology Solutions Corp., Class A†	53,000	992,690
		1,746,974
Computers — 9.6%
Apple, Inc.†	7,795	702,563
Hewlett-Packard Co.	35,800	1,244,050
International Business Machines Corp.	11,900	1,090,635
		3,037,248
Computers-Integrated Systems — 2.4%
Brocade Communications Systems, Inc.†	198,000	754,380
Computers-Memory Devices — 3.4%
Data Domain, Inc.†	9,400	122,388
EMC Corp.†	87,100	961,584
		1,083,972
Data Processing/Management — 2.5%
Fiserv, Inc.†	24,700	784,225
Electronic Components-Semiconductors — 9.9%
Altera Corp.	18,600	286,068
Broadcom Corp., Class A†	11,200	177,520
Cavium Networks, Inc.†	36,000	327,600
Intel Corp.	70,700	912,030
Macrovision Solutions Corp.†	86,800	1,137,948
Monolithic Power Systems, Inc.†	24,100	292,815
		3,133,981
Electronic Forms — 2.6%
Adobe Systems, Inc.†	43,400	838,054
Energy-Alternate Sources — 0.5%
First Solar, Inc.†	1,200	171,360
Enterprise Software/Service — 10.6%
Ariba, Inc.†	52,800	403,392
CA, Inc.	56,400	1,014,636
Lawson Software, Inc.†	163,200	688,704
Oracle Corp.†	73,700	1,240,371
		3,347,103
Entertainment Software — 1.6%
Activision Blizzard, Inc.†	17,000	148,920
Electronic Arts, Inc.†	22,605	349,021
		497,941
Internet Security — 3.2%
McAfee, Inc.†	33,800	1,030,562
Lasers-System/Components — 0.5%
Cymer, Inc.†	8,200	167,280
Networking Products — 3.6%
Cisco Systems, Inc.†	68,000	1,017,960
Juniper Networks, Inc.†	9,655	136,715
		1,154,675
Semiconductor Components-Integrated Circuits — 2.2%
Linear Technology Corp.	21,000	491,820
Marvell Technology Group, Ltd.†	29,500	215,055
		706,875
Semiconductor Equipment — 3.6%
Applied Materials, Inc.	69,200	648,404
ASML Holding NV	20,000	330,800
Varian Semiconductor Equipment Associates, Inc.†	8,200	156,128
		1,135,332
Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	18,200	184,002
Telecom Services — 1.6%
Amdocs, Ltd.†	30,600	517,752
Telecommunication Equipment — 1.2%
ADC Telecommunications, Inc.†	73,800	374,166
Web Portals/ISP — 4.5%
Google, Inc., Class A†	4,230	1,431,982
Wireless Equipment — 5.1%
Airvana Inc†	68,000	346,120
QUALCOMM, Inc.	36,705	1,268,158
		1,614,278
Total Long-Term Investment Securities (cost $36,493,900)		28,372,798
REPURCHASE AGREEMENT — 10.2%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $3,237,000)	$3,237,000	3,237,000
TOTAL INVESTMENTS (cost $39,730,900) (2)	99.7%	31,609,798
Other assets less liabilities	0.3	101,398
NET ASSETS	100.0%	$31,711,196

†	Non-income producing security
(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED DIVIDEND STRATEGY PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 97.2%
Auto/Truck Parts & Equipment-Original — 2.7%
Autoliv, Inc.	142,600	$2,622,414
Chemicals-Diversified — 2.7%
E.I. du Pont de Nemours & Co.	112,300	2,578,408
Commercial Services-Finance — 3.5%
Paychex, Inc.	137,700	3,344,733
Computers-Memory Devices — 1.6%
Seagate Technology	393,400	1,490,986
Consulting Services — 3.0%
The Corporate Executive Board Co.	144,000	2,908,800
Containers-Paper/Plastic — 3.6%
Temple-Inland, Inc.	598,400	3,392,928
Diversified Banking Institutions — 3.2%
Bank of America Corp.	116,800	768,544
JPMorgan Chase & Co.	90,500	2,308,655
		3,077,199
Diversified Manufacturing Operations — 2.5%
General Electric Co.	198,300	2,405,379
Food-Misc. — 4.0%
Kraft Foods, Inc., Class A	137,400	3,854,070
Medical-Drugs — 12.8%
Bristol-Myers Squibb Co.	210,400	4,504,664
Merck & Co., Inc.	142,500	4,068,375
Pfizer, Inc.	248,100	3,617,298
		12,190,337
Metal-Copper — 3.5%
Southern Copper Corp.	238,900	3,330,266
Multimedia — 2.7%
Meredith Corp.	159,000	2,539,230
Office Furnishings-Original — 1.9%
Steelcase, Inc., Class A	420,600	1,816,992
Power Converter/Supply Equipment — 4.2%
Hubbell, Inc., Class B	128,600	3,986,600
Publishing-Newspapers — 1.6%
Gannett Co., Inc.	261,400	1,508,278
Retail-Apparel/Shoe — 2.2%
Limited Brands, Inc.	259,900	2,058,408
Retail-Building Products — 4.0%
Home Depot, Inc.	175,800	3,784,974
Steel-Producers — 5.3%
Nucor Corp.	124,900	5,094,671
Telephone-Integrated — 12.4%
AT&T, Inc.	161,000	3,963,820
Verizon Communications, Inc.	142,700	4,262,449
Windstream Corp.	414,400	3,596,992
		11,823,261
Television — 1.9%
CBS Corp., Class B	310,800	1,777,776
Tobacco — 15.0%
Altria Group, Inc.	212,900	3,521,366
Lorillard, Inc.	63,700	3,787,602
Philip Morris International, Inc.	93,000	3,454,950
Reynolds American, Inc.	93,100	3,554,558
		14,318,476
Transport-Marine — 2.9%
Frontline, Ltd.	97,300	2,774,023
Total Long-Term Investment Securities (cost $141,170,444)		92,678,209
REPURCHASE AGREEMENT — 2.7%
State Street Bank & Trust Co. Joint Repurchase Agreement (1) (cost $2,567,000)	$2,567,000	2,567,000
TOTAL INVESTMENTS (cost $143,737,444) (2)	99.9%	95,245,209
Other assets less liabilities	0.1	76,030
NET ASSETS	100.0%	$95,321,239

(1)	See Note 2 for details of Joint Repurchase Agreement.
(2)	See Note 4 for cost of investments on a tax basis.

See Notes to Portfolio of Investments

FOCUSED STARALPHA PORTFOLIO

PORTFOLIO OF INVESTMENTS — January 31, 2009 — (unaudited)

Security Description	Shares/ Principal Amount	Market Value (Note 1)
COMMON STOCK — 92.2%
Advertising Sales — 2.0%
AirMedia Group, Inc. ADR†	306,800	$1,512,524
Aerospace/Defense — 1.8%
Northrop Grumman Corp.	27,873	1,341,249
Airlines — 1.4%
UAL Corp.†	107,855	1,018,151
Airport Development/Maintenance — 2.1%
Beijing Capital International Airport Co., Ltd (1)	3,600,000	1,581,262
Applications Software — 2.0%
Microsoft Corp.	86,800	1,484,280
Beverages-Non-alcoholic — 4.0%
Hansen Natural Corp.†	36,700	1,229,450
PepsiCo, Inc.	35,000	1,758,050
		2,987,500
Cable TV — 2.1%
The DIRECTV Group, Inc.†	70,312	1,539,833
Computer Services — 2.2%
Accenture, Ltd., Class A	52,000	1,641,120
Computers — 2.8%
Apple, Inc.†	14,975	1,349,697
Research In Motion, Ltd.†	13,600	753,440
		2,103,137
Containers-Metal/Glass — 1.4%
Owens-Illinois, Inc.†	54,171	1,029,249
Diversified Operations — 2.7%
Icahn Enterprises LP†	28,000	954,800
Leucadia National Corp.†	66,000	1,050,720
		2,005,520
Electronic Components-Semiconductors — 3.6%
Macrovision Solutions Corp.†	100,000	1,311,000
ON Semiconductor Corp.†	317,900	1,325,643
		2,636,643
Electronics-Military — 2.5%
L-3 Communications Holdings, Inc.	23,000	1,817,460
Engineering/R&D Services — 0.6%
Larsen & Toubro Ltd. GDR	32,600	449,880
Enterprise Software/Service — 2.2%
Oracle Corp.†	95,200	1,602,216
Finance-Consumer Loans — 2.2%
SLM Corp.†	144,914	1,659,265
Finance-Other Services — 4.0%
Singapore Exchange, Ltd. (1)	400,000	1,355,428
The NASDAQ OMX Group, Inc.†	72,000	1,571,040
		2,926,468
Financial Guarantee Insurance — 2.4%
MBIA, Inc.†	450,000	1,737,000
Food-Misc. — 2.7%
Kraft Foods, Inc., Class A	70,000	1,963,500
Independent Power Producers — 0.0%
Reliant Energy, Inc.†	1,000	5,090
Instruments-Scientific — 2.4%
Thermo Fisher Scientific, Inc.†	50,000	1,796,500
Internet Security — 3.9%
McAfee, Inc.†	28,900	881,161
Symantec Corp.†	128,000	1,962,240
		2,843,401
Investment Companies — 0.1%
BAM Investments, Ltd.†	10,000	81,549
Medical-Biomedical/Gene — 5.7%
Alexion Pharmaceuticals, Inc.†	34,500	1,272,015
Amgen, Inc.†	30,000	1,645,500
Gilead Sciences, Inc.†	25,600	1,299,712
		4,217,227
Medical-HMO — 2.4%
WellPoint, Inc.†	43,000	1,782,350
Office Automation & Equipment — 1.3%
Xerox Corp.	149,000	989,360
Oil Companies-Exploration & Production — 4.6%
OAO Gazprom ADR	30,000	389,100
Occidental Petroleum Corp.	30,000	1,636,500
XTO Energy, Inc.	36,600	1,357,494
		3,383,094
Oil Companies-Integrated — 2.3%
Exxon Mobil Corp.	22,000	1,682,560
Pharmacy Services — 2.2%
Express Scripts, Inc.†	30,000	1,612,800
Pipelines — 3.7%
Kinder Morgan Management LLC†	62,965	2,737,089
Real Estate Investment Trusts — 1.7%
Vornado Realty Trust	24,365	1,237,986
Real Estate Operations & Development — 3.3%
Brookfield Asset Management, Inc., Class A	75,000	1,183,500
The St. Joe Co.†	51,385	1,235,809
		2,419,309
Recreational Centers — 1.7%
Life Time Fitness, Inc.†	85,300	1,263,293
Retail-Drug Store — 2.4%
CVS Caremark Corp.	66,100	1,776,768
Soap & Cleaning Preparation — 2.9%
Reckitt Benckiser Group PLC (1)	54,663	2,115,180
Telephone-Integrated — 2.1%
Verizon Communications, Inc.	53,000	1,583,110
Web Hosting/Design — 2.3%
Equinix, Inc.†	31,900	1,701,865
Web Portals/ISP — 2.5%
Google, Inc., Class A†	5,400	1,828,062
Total Common Stock (cost $94,013,738)		68,092,850
EXCHANGE TRADED FUNDS — 3.9%
Index Fund — 3.9%
iShares Russell 1000 Growth Index Fund (cost $2,915,139)	81,300	2,853,630
Total Long-Term Investment Securities (cost $96,928,877)		70,946,480

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Time Deposit — 1.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 02/02/09 (cost $1,284,000)	$1,284,000	1,284,000
REPURCHASE AGREEMENT — 2.0%
State Street Bank & Trust Co. Joint Repurchase Agreement (2) (cost $1,467,000)	1,467,000	1,467,000
TOTAL INVESTMENTS (cost $99,679,877) (3)	99.8%	73,697,480
Other assets less liabilities	0.2	142,060
NET ASSETS	100.0%	$73,839,540

†		Non-income producing security
(1)		Security was valued using fair value procedures at January 31, 2009. See Note 1 regarding fair value pricing procedures for foreign equity securities.
(2)		See Note 2 for details of Joint Repurchase Agreement.
(3)		See Note 4 for cost of investments on a tax basis.
ADR	—	American Depository Receipt
GDR	—	Global Depository Receipt

See Notes to Portfolio of Investments

Note 1. Security Valuation

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Directors (the “Board”) to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to a Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Futures contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”).  This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measuremnts.  FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical securities

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 – Significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios’ net assets as of January 31, 2009:

	Focused		Focused		Focused
	Equity Strategy		Multi-Asset Strategy		Balanced Strategy
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$201,712,732	$—	$404,954,281	$—	$213,718,037	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$201,712,732	$—	$404,954,281	$—	$213,718,037	$—

	Focused		Focused		Focused
	Fixed Income and Equity Strategy		Fixed Income Strategy		Large-Cap Growth
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted
Quoted Prices	$35,770,196	$—	$20,654,809	$—	$349,448,066	$—
Level 2 - Other Significant Observable Inputs	—	—	—	—	15,956,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$35,770,196	$—	$20,654,809	$—	$365,404,066	$—

	Focused		Focused		Focused
	Growth		Mid-Cap Growth		Small-Cap Growth
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$144,872,032	$—	$48,424,389	$—	$121,146,325	$—
Level 2 - Other Significant Observable Inputs	20,572,477	—	673,000	—	—	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$165,444,509	$—	$49,097,389	$—	$121,146,325	$—

	Focused		Focused		Focused
	Large-Cap Value		Value		Mid-Cap Value
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$72,827,500	$—	$158,863,698	$—	$45,056,815	$—
Level 2 - Other Significant Observable Inputs	2,423,000	—	65,589,629	—	192,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$75,250,500	$—	$224,453,327	$—	$45,248,815	$—

	Focused		Focused		Focused
	Small-Cap Value		Growth and Income		Technology
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$132,970,207	$54,899	$137,333,840	$—	$28,372,798	$—
Level 2 - Other Significant Observable Inputs	9,539,000	—	358,000	—	3,237,000	—
Level 3 - Significant Unobservable Inputs	—	—	—	—	—	—
Total	$142,509,207	$54,899	$137,691,840	$—	$31,609,798	$—

	Focused		Focused
	Dividend Strategy		StarALPHA
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*

Level 1 - Unadjusted Quoted Prices	$92,678,209	$—	$65,894,610	$—
Level 2 - Other Significant Observable Inputs	2,567,000	—	7,802,870	—
Level 3 - Significant Unobservable Inputs	—	—	—	—
Total	$95,245,209	$—	$73,697,480	$—

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

Note 2. Repurchase Agreements

As of January 31, 2009, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount

Focused Large-Cap Growth	7.99%	$15,956,000
Focused Large-Cap Value	1.21	2,423,000
Focused Small-Cap Value	4.78	9,539,000
Focused Technology	1.62	3,237,000
Focused Dividend Strategy	1.29	2,567,000
Focused StarALPHA	0.73	1,467,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated January 31, 2009, bearing interest at a rate of 0.01% per annum, with a principal amount of $199,656,000, a repurchase price of $199,656,166 and a maturity date of February 2, 2009.  The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.25%	05/28/09	$88,700,000	$88,629,040
U.S. Treasury Bills	0.31	07/02/09	115,170,000	115,020,279

Note 3. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various funds advised by AIG SunAmerica Asset Management Corp. (“SunAmerica” or the “Advisor”) (“SunAmerica Funds”). For the three months ended January 31, 2009, transactions in these securities were as follows:

			Capital Gain
			Distribution	Market Value at
Portfolio	Security	Income	Received	October 31, 2008
Focused Equity Strategy	Various SunAmerica Funds*	$1,894,267	$—	$254,927,472
Focused Multi-Asset Strategy	Various SunAmerica Funds*	7,110,320	355,550	464,774,315
Focused Balanced Strategy	Various SunAmerica Funds*	2,975,167	285,699	245,362,427
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	179,799	54,830	37,596,787
Focused Fixed Income Strategy	Various SunAmerica Funds*	311,869	41,466	20,833,637

					Change in
		Cost of	Cost of	Realized	Unrealized	Market Value at
Portfolio	Security	Purchases	Sales	Gain (Loss)	Gain (Loss)	January 31, 2009
Focused Equity Strategy	Various SunAmerica Funds*	$66,904,267	$84,774,175	$(58,659,589)	$23,314,757	$201,712,732
Focused Multi-Asset Strategy	Various SunAmerica Funds*	100,731,079	120,929,906	(39,732,583)	111,376	404,954,281
Focused Balanced Strategy	Various SunAmerica Funds*	93,457,194	104,312,684	(17,478,508)	(3,310,392)	213,718,037
Focused Fixed Income and Equity Strategy	Various SunAmerica Funds*	6,216,817	7,836,186	567,136	(774,358)	35,770,196
Focused Fixed Income Strategy	Various SunAmerica Funds*	6,842,407	7,386,288	(746,967)	1,112,020	20,654,809

* See Portfolio of Investments for details.

Note 4. Federal Income Taxes

As of January 31, 2009, the amounts of aggregate unrealized gain (loss) and the cost of investment securities for federal income tax purposes, including short-term securities and repurchase agreements, were as follows:

	Focused Equity Strategy Portfolio	Focused Multi-Asset Strategy Portfolio	Focused Balanced Strategy Portfolio	Focused Fixed Income and Equity Strategy Portfolio	Focused Fixed Income Strategy Portfolio
Cost	$291,647,650	$608,098,940	$277,511,107	$43,402,494	$21,719,839
Appreciation	—	1,726,586	1,483,727	893,140	349,944
Depreciation	(89,934,918)	(204,871,245)	(65,276,796)	(8,525,438)	(1,414,974)
Net unrealized appreciation (depreciation)	$(89,934,918)	$(203,144,659)	$(63,793,069)	$(7,632,298)	$(1,065,030)

	Focused Large-Cap Growth Portfolio	Focused Growth Portfolio	Focused Mid-Cap Growth	Focused Small-Cap Growth Portfolio	Focused Large- Cap Value Portfolio
Cost	$494,139,721	$226,391,710	$67,137,804	$144,773,736	$94,004,444
Appreciation	3,468,460	4,369,276	632,287	16,099,606	1,211,850
Depreciation	(132,204,115)	(65,316,476)	(18,672,703)	(39,727,017)	(19,965,794)
Net unrealized appreciation (depreciation)	$(128,735,655)	$(60,947,200)	$(18,040,416)	$(23,627,411)	$(18,753,944)

	Focused Value Portfolio	Focused Mid-Cap Value Portfolio	Focused Small-Cap Value Portfolio	Focused Growth and Income Portfolio	Focused Technology Portfolio
Cost	$309,878,903	$75,162,171	$159,770,341	$186,103,210	$39,743,038
Appreciation	3,762,683	782,849	7,317,867	1,441,572	242,615
Depreciation	(89,188,258)	(30,696,204)	(24,579,000)	(49,852,942)	(8,375,855)
Net unrealized appreciation (depreciation)	$(85,425,575)	$(29,913,355)	$(17,261,133)	$(48,411,370)	$(8,133,240)

	Focused Dividend Strategy Portfolio	Focused StarALPHA Portfolio

Cost	$144,162,966	$99,863,619
Appreciation	2,222,469	940,109
Depreciation	(51,140,226)	(27,106,248)
Net unrealized appreciation (depreciation)	$(48,917,757)	$(26,166,139)

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Focused Series, Inc.’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-
3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Focused Series, Inc.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 30, 2009

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: March 30, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: March 30, 2009